COMMON STOCK AND STOCK INCENTIVE PLANS (Details) (USD $)			12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2012 2006 and 2007 Plans Minimum	Dec. 31, 2012 2006 and 2007 Plans Maximum	Dec. 31, 2012 2006 Equity Incentive Plan	Dec. 31, 2011 2006 Equity Incentive Plan	Dec. 31, 2010 2006 Equity Incentive Plan	Dec. 31, 2012 2006 Equity Incentive Plan Options and restricted stock units	Dec. 31, 2012 2006 Equity Incentive Plan Stock options	Dec. 31, 2012 2006 Equity Incentive Plan Stock options Maximum	Dec. 31, 2012 2006 Equity Incentive Plan Stock options and stock appreciation rights Minimum	Dec. 31, 2012 2006 Equity Incentive Plan ISO Minimum	Dec. 31, 2012 2006 Equity Incentive Plan ISO Maximum	Dec. 31, 2012 The 1997 Stock Plan	Dec. 31, 2012 The 1997 Stock Plan Stock options	Dec. 31, 2012 The 1997 Stock Plan Stock options Minimum	Dec. 31, 2012 The 1997 Stock Plan ISO	Dec. 31, 2012 The 1997 Stock Plan ISO Minimum	Dec. 31, 2012 The 1997 Stock Plan ISO Maximum	Dec. 31, 2012 2001 Director Option Plan item	Dec. 31, 2012 2001 Director Option Plan Stock options	Dec. 31, 2012 The 2003 Nonstatutory Stock Option Plan	Dec. 31, 2012 The 2003 Nonstatutory Stock Option Plan Stock options	Dec. 31, 2012 The 2003 Nonstatutory Stock Option Plan Stock options Maximum
COMMON STOCK AND STOCK INCENTIVE PLANS
Authorized share capital (in shares)	250,000,000	250,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375
Number of shares authorized														4,500,000
Number of shares transferred from the prior plan														10,361,874
Number of awards outstanding (in shares)																	2,002,237															1,560
Number of awards outstanding (in shares)					930,000	1,127,000	1,388,000	1,917,000																55,131						6,667
Vesting period			1 year	4 years								1 year	4 years					4 years						4 years								4 years
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant																				100.00%	110.00%				100.00%		110.00%
Percentage of voting power required of the company's stock for specified exercise price																					10.00%						10.00%
Expiration term																			7 years			5 years				5 years		10 years		10 years			10 years
Fair value of restricted stock awards vested									$ 1,700,000	$ 3,100,000	$ 7,240,000
Percentage of voting power required of the company's stock for specified vesting period																						10.00%				10.00%
Termination period of options on death or permanent disability of an option holder																										12 months						12 months
Termination period of options on termination of employment for any other reason																										3 months						3 months
Aggregate fair market value of the ordinary shares exercisable in any calendar year by any one option holder																										$ 100,000
Percentage of shares vesting under first option grants on each of the first four anniversaries of its date of grant																													25.00%
Number of anniversaries for vesting of first option grants																													4
Percentage of shares vesting under subsequent option grants on the first anniversary of its date of grant																													100.00%
Number of ordinary shares available for issuance pursuant to future grants														1,706,901	3,508,205	4,226,585							0								0